Summary of Impaired Loans and Specific Reserve (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	$ 54.3	$ 57.8
Associated allowance	(10.7)	(10.8)
Net carrying amount of impaired loans	43.6	47.0
Average recorded investment	53.6	56.7
Dealer wholesale financing
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	3.6	18.4
Associated allowance	(2.2)	(2.2)
Net carrying amount of impaired loans	1.4	16.2
Average recorded investment	9.4	14.4
Retail | Fleet
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	43.9	27.9
Associated allowance	(7.3)	(6.0)
Net carrying amount of impaired loans	36.6	21.9
Average recorded investment	35.0	28.1
Retail | Owner/Operator
Financing Receivable, Impaired [Line Items]
Impaired loans with specific reserve	6.8	11.5
Associated allowance	(1.2)	(2.6)
Net carrying amount of impaired loans	5.6	8.9
Average recorded investment	9.2	13.6
Retail | Dealer
Financing Receivable, Impaired [Line Items]
Average recorded investment		$ 0.6